Angel Oak UltraShort Income ETF
Schedule of Investments
October 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 38.6%	Par	Value
Automobile - 14.9%
ACC Trust, Series 2022-1, Class B, 2.55%, 02/20/2025 (a)	$19,331	$19,246
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	1,165,147	1,174,924
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	6,700,000	6,887,607
Series 2024-2, Class B, 6.10%, 12/13/2027 (a)	1,500,000	1,511,016
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class C, 3.77%, 03/15/2027 (a)	150,000	148,006
Series 2022-1A, Class A, 3.93%, 05/15/2028 (a)	53,811	53,476
Series 2022-2A, Class A, 6.90%, 01/16/2029 (a)	179,064	181,084
Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	534,079	537,636
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 03/15/2027 (a)	400,000	401,150
Avis Budget Car Rental LLC
Series 2019-3A, Class D, 5.43%, 03/20/2026 (a)	416,667	417,045
Series 2020-1A, Class A, 2.33%, 08/20/2026 (a)	2,310,000	2,280,864
Series 2020-1A, Class B, 2.68%, 08/20/2026 (a)	1,045,000	1,031,099
Series 2020-2A, Class C, 4.25%, 02/20/2027 (a)	3,495,000	3,450,264
Series 2022-5A, Class B, 7.09%, 04/20/2027 (a)	1,370,000	1,401,833
CarMax Auto Owner Trust, Series 2023-3, Class A2B, 5.61% (30 day avg SOFR US + 0.60%), 11/16/2026	3,315,120	3,323,229
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027 (a)	1,535,218	1,521,241
Series 2021-N2, Class B, 0.75%, 03/10/2028	554,160	528,644
Series 2021-N2, Class C, 1.07%, 03/10/2028	134,976	129,247
Series 2021-N3, Class C, 1.02%, 06/12/2028	20,011	19,126
Series 2023-P3, Class A2, 6.09%, 11/10/2026 (a)	450,599	452,069
Series 2024-P2, Class N, 7.03%, 06/10/2031 (a)	142,784	143,181
Series 2024-P3, Class N, 6.53%, 09/10/2032 (a)	411,715	412,959
CPS Auto Trust
Series 2022-C, Class C, 5.28%, 04/15/2030 (a)	2,912,000	2,916,380
Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	3,100,000	3,272,729
Series 2024-B, Class B, 6.04%, 10/16/2028 (a)	2,000,000	2,037,986
DT Auto Owner Trust
Series 2022-1A, Class C, 2.96%, 11/15/2027 (a)	518,810	517,699
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	3,000,000	3,005,433
Series 2022-3A, Class C, 7.69%, 07/17/2028 (a)	900,000	916,040
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027 (a)	4,500,000	4,504,014
Series 2022-3A, Class D, 6.76%, 09/15/2028	4,000,000	4,079,516
Series 2022-4A, Class C, 4.92%, 12/15/2028	2,332,283	2,335,845
Series 2022-5A, Class D, 7.40%, 02/15/2029	5,050,000	5,212,857
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026 (a)	249,267	249,131
GLS Auto Receivables Trust
Series 2021-1A, Class E, 3.14%, 01/18/2028 (a)	600,000	591,325
Series 2022-2A, Class D, 6.15%, 04/17/2028 (a)	2,000,000	2,018,078
Series 2022-3A, Class D, 6.42%, 06/15/2028 (a)	4,400,000	4,490,376
Series 2023-3A, Class C, 6.01%, 05/15/2029 (a)	1,892,000	1,914,492
Hertz Global Holdings, Inc.
Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	343,333	341,892
Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	166,667	165,983
Series 2021-1A, Class D, 3.98%, 12/26/2025 (a)	500,000	498,770
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class B1, 6.15%, 05/20/2032 (a)	414,736	420,924
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2B, 5.51% (30 day avg SOFR US + 0.50%), 06/15/2026 (a)	7,024,972	7,040,097
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.92%, 08/15/2028 (a)	270,128	272,476
Lobel Automobile Receivables Trust
Series 2023-1, Class A, 6.97%, 07/15/2026 (a)	29,747	29,817
Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	1,750,000	1,799,261
Series 2023-2, Class A, 7.59%, 04/16/2029 (a)	1,648,446	1,661,507
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	483,731	486,996
Nissan Auto Lease Trust, Series 2023-B, Class A2B, 5.63% (30 day avg SOFR US + 0.62%), 08/15/2025	699,627	700,638
Prestige Auto Receivables Trust, Series 2024-1A, Class B, 5.71%, 05/15/2028 (a)	1,000,000	1,006,119
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	212,052	214,306
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	235,849	239,705
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028 (a)	95,300	95,810
Santander Consumer USA, Inc., Series 2022-6, Class B, 4.72%, 06/15/2027	1,983,387	1,984,650
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	704,015	706,494
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A2B, 5.53% (30 day avg SOFR US + 0.52%), 05/15/2026	781,811	783,228
Tricolor Auto Securitization Trust
Series 2023-1A, Class A, 6.48%, 08/17/2026 (a)	732	733
Series 2023-1A, Class C, 7.24%, 02/16/2027 (a)	1,673,000	1,683,973
Series 2024-2A, Class A, 6.36%, 12/15/2027 (a)	1,806,323	1,807,225
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025 (a)	47,874	47,429
Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	50,000	19,517
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	414,464	414,432
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	202,220	203,362
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	1,050,302	1,054,296
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 09/15/2027 (a)	2,100,000	2,115,212
Series 2023-2A, Class A3, 5.80%, 02/16/2027 (a)	4,500,000	4,519,210
Series 2023-4A, Class A2, 6.23%, 01/15/2027 (a)	796,388	801,060
Series 2024-1A, Class A2A, 5.62%, 03/15/2027 (a)	2,835,965	2,845,627
		98,047,596

Consumer - 21.1%
ACHV ABS TRUST
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	1,500,000	1,536,315
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (a)	750,000	758,150
Series 2023-4CP, Class B, 7.24%, 11/25/2030 (a)	339,610	341,723
Series 2024-1PL, Class B, 6.34%, 04/25/2031 (a)	714,497	722,463
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	2,002,805	2,016,724
Series 2024-2PL, Class C, 5.72%, 10/27/2031 (a)	1,500,000	1,504,265
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)(b)	2,500,000	2,506,493
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028 (a)	500,000	509,990
Series 2023-X1, Class B, 7.77%, 11/15/2028 (a)	500,000	506,082
Series 2024-X1, Class C, 6.57%, 05/15/2029 (a)	1,650,000	1,669,686
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031 (a)	1,041,584	1,047,255
FREED ABS TRUST
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	100,382	99,295
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	2,250,000	2,276,325
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	621,777	625,077
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	1,250,000	1,267,595
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A2, 5.25%, 10/27/2059 (a)	2,000,000	2,003,724
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.25%, 04/15/2028 (a)	61,708	61,101
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031 (a)	736,618	729,552
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	1,486,433	1,492,052
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	2,000,000	2,024,114
Series 2023-1A, Class B, 6.50%, 04/15/2033 (a)	4,105,740	4,135,166
Series 2023-1A, Class C, 7.20%, 04/15/2033 (a)	2,300,000	2,344,661
Series 2023-3A, Class B, 6.71%, 09/15/2033 (a)	6,700,000	6,757,359
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	2,700,000	2,751,057
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	834,222	841,901
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030 (a)	317,224	320,036
Oportun Financial Corp.
Series 2021-A, Class A, 1.21%, 03/08/2028 (a)	96,578	94,650
Series 2022-A, Class B, 5.25%, 06/09/2031 (a)	3,750,000	3,711,889
Series 2024-2, Class B, 5.83%, 02/09/2032 (a)	500,000	501,399
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 01/16/2029 (a)	50,727	50,052
Series 2022-1, Class B, 3.34%, 10/15/2029 (a)	3,338,283	3,328,485
Series 2022-2, Class B, 6.63%, 01/15/2030 (a)	3,399,798	3,416,916
Series 2022-5, Class A, 8.10%, 06/17/2030 (a)	459,953	465,738
Series 2023-1, Class B, 9.44%, 07/15/2030 (a)	249,965	253,936
Series 2023-5, Class A, 7.18%, 04/15/2031 (a)	105,485	105,845
Series 2023-5, Class B, 7.63%, 04/15/2031 (a)	2,049,983	2,068,205
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	1,749,985	1,797,196
Series 2023-7, Class ABC, 7.95%, 07/15/2031 (a)(c)	3,257,052	3,301,397
Series 2023-7, Class B, 7.55%, 07/15/2031 (a)	599,777	604,554
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	1,249,534	1,286,023
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	6,131,354	6,289,641
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	843,452	873,689
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	4,502,282	4,571,104
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	2,674,959	2,737,478
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	5,000,000	5,000,000
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	4,321,744	4,365,796
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	3,998,222	4,052,134
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	1,897,135	1,915,177
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	5,700,000	5,760,141
Series 2024-3, Class C, 7.30%, 10/15/2031 (a)	1,000,000	1,011,765
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	1,999,638	2,019,464
Series 2024-6, Class B, 6.59%, 11/15/2031 (a)	2,249,422	2,273,835
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	1,000,000	1,000,552
Series 2024-9, Class B, 5.31%, 03/15/2032 (a)	5,000,000	4,985,535
Prosper Marketplace Issuance Trust
Series 2023-1A, Class B, 7.48%, 07/16/2029 (a)	4,600,000	4,655,025
Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	5,300,000	5,426,834
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	600,000	606,133
Reach Financial LLC
Series 2021-1A, Class C, 3.54%, 05/15/2029 (a)	3,000,000	2,968,056
Series 2022-2A, Class C, 8.40%, 05/15/2030 (a)	900,000	912,852
Series 2023-1A, Class B, 7.33%, 02/18/2031 (a)	1,000,000	1,014,614
Series 2023-1A, Class C, 8.45%, 02/18/2031 (a)	1,500,000	1,562,153
Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	2,100,000	2,114,519
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	939,823	863,750
Theorem Funding Trust
Series 2022-3A, Class A, 7.60%, 04/15/2029 (a)	77,678	78,438
Series 2022-3A, Class B, 8.95%, 04/15/2029 (a)	2,700,000	2,792,588
Upstart Pass-Through Trust Series
Series 2020-ST5, Class A, 3.00%, 12/20/2026 (a)	226,982	225,430
Series 2021-ST1, Class A, 2.75%, 02/20/2027 (a)	256,234	251,090
Series 2021-ST4, Class A, 2.00%, 07/20/2027 (a)	143,272	140,191
Series 2022-ST1, Class A, 2.60%, 03/20/2030 (a)	179,719	178,367
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	555,932	548,824
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (a)	760,810	752,304
Series 2021-3, Class C, 3.28%, 07/20/2031 (a)	1,673,204	1,648,150
Series 2021-4, Class B, 1.84%, 09/20/2031 (a)	118,797	118,258
Series 2022-2, Class B, 6.10%, 05/20/2032 (a)	508,744	509,879
Series 2023-1, Class A, 6.59%, 02/20/2033 (a)	223,653	224,067
Series 2023-2, Class A, 6.77%, 06/20/2033 (a)	316,222	317,791
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	2,200,000	2,214,817
		138,814,887

Credit Card - 2.4%
American Express Travel Related Services Co., Inc.
Series 2021-1, Class A, 0.90%, 11/15/2026	2,000,000	1,999,206
Series 2022-3, Class A, 3.75%, 08/15/2027	9,110,000	9,058,255
Capital One Financial Corp., Series 2022-A1, Class A1, 2.80%, 03/15/2027	1,000,000	994,036
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 09/20/2027 (a)	450,000	452,118
Series 2023-1A, Class B, 9.59%, 09/20/2027 (a)	1,500,000	1,508,709
Series 2024-2A, Class A, 6.56%, 07/20/2029 (a)	1,500,000	1,515,096
		15,527,420

Equipment - 0.2%
ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 02/15/2030 (a)	722,201	726,580
Verizon Master Trust, Series 2023-5, Class A1B, 5.57% (30 day avg SOFR US + 0.68%), 09/08/2028	300,000	301,465
		1,028,045
TOTAL ASSET-BACKED SECURITIES (Cost $251,897,147)		253,417,948

COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 17.8%	Par	Value
Federal Home Loan Mortgage Corp.
Series K042, Class A2, 2.67%, 12/25/2024	2,199,342	2,193,905
Series K044, Class A2, 2.81%, 01/25/2025	2,685,244	2,673,878
Series K045, Class A2, 3.02%, 01/25/2025	1,195,202	1,189,475
Series K046, Class A2, 3.21%, 03/25/2025	1,363,543	1,354,787
Series K048, Class A2, 3.28%, 06/25/2025 (c)	5,298,810	5,256,520
Series K049, Class A2, 3.01%, 07/25/2025	5,728,384	5,665,962
Series K053, Class A2, 3.00%, 12/25/2025	2,834,252	2,789,428
Series K054, Class A2, 2.75%, 01/25/2026	2,810,000	2,754,202
Series K055, Class A2, 2.67%, 03/25/2026	1,798,867	1,756,412
Series K056, Class A2, 2.53%, 05/25/2026	750,000	729,249
Series K057, Class A2, 2.57%, 07/25/2026	3,800,000	3,690,324
Series K058, Class A2, 2.65%, 08/25/2026	4,880,000	4,727,349
Series K732, Class A2, 3.70%, 05/25/2025	5,128,279	5,099,863
Series K-F100, Class AL, 5.41% (30 day avg SOFR US + 0.24%), 11/25/2027	5,077,283	5,035,715
Series K-F100, Class AS, 5.34% (30 day avg SOFR US + 0.18%), 01/25/2028	4,908,465	4,858,953
Series K-F101, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 01/25/2031	99,172	97,212
Series K-F102, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 01/25/2031	6,699,325	6,575,207
Series K-F108, Class AS, 5.41% (30 day avg SOFR US + 0.25%), 02/25/2031	2,222,421	2,209,622
Series K-F109, Class AS, 5.40% (30 day avg SOFR US + 0.24%), 03/25/2031	330,889	326,672
Series K-F114, Class AS, 5.38% (30 day avg SOFR US + 0.22%), 05/25/2031	5,721,407	5,616,305
Series K-F115, Class AS, 5.37% (30 day avg SOFR US + 0.21%), 06/25/2031	6,272,265	6,154,635
Series K-F118, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 07/25/2028	5,403,452	5,341,232
Series K-F121, Class AS, 5.34% (30 day avg SOFR US + 0.18%), 08/25/2028	5,012,169	4,949,336
Series KF123, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 09/25/2028	4,679,147	4,622,384
Series KF124, Class AS, 5.38% (30 day avg SOFR US + 0.22%), 10/25/2031	483,786	477,601
Series KF130, Class AS, 5.45% (30 day avg SOFR US + 0.29%), 01/25/2029	1,936,040	1,928,286
Series KF136, Class AS, 5.57% (30 day avg SOFR US + 0.41%), 04/25/2032	809,304	802,009
Series KF141, Class AS, 5.73% (30 day avg SOFR US + 0.57%), 07/25/2032	930,816	931,388
Series KF155, Class AS, 5.83% (30 day avg SOFR US + 0.67%), 02/25/2030	249,988	251,285
Series KF160, Class AS, 5.86% (30 day avg SOFR US + 0.70%), 10/25/2030	717,926	722,599
Series KF57, Class A, 5.82% (30 day avg SOFR US + 0.65%), 12/25/2028	246,302	247,277
Series KF59, Class A, 5.82% (30 day avg SOFR US + 0.65%), 02/25/2029	708,232	711,101
Series KF61, Class A, 5.81% (30 day avg SOFR US + 0.64%), 03/25/2029	799,323	798,287
Series KF67, Class A, 5.80% (30 day avg SOFR US + 0.63%), 08/25/2029	379,774	381,095
Series KF75, Class AS, 5.70% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	1,461,780	1,461,641
Series KF81, Class AS, 5.56% (30 day avg SOFR US + 0.40%), 06/25/2027	2,063,363	2,057,288
Series KF82, Class AS, 5.58% (30 day avg SOFR US + 0.42%), 06/25/2030	5,591,888	5,556,446
Series KF85, Class AS, 5.49% (30 day avg SOFR US + 0.33%), 08/25/2030	4,278,508	4,241,259
Series KF88, Class AL, 5.61% (30 day avg SOFR US + 0.44%), 09/25/2030	4,033,336	4,011,132
Series KF94, Class AL, 5.58% (30 day avg SOFR US + 0.41%), 11/25/2030	6,079,673	6,035,826
Series KF96, Class AL, 5.54% (30 day avg SOFR US + 0.37%), 12/25/2030	251,124	248,794
Series KF97, Class AS, 5.41% (30 day avg SOFR US + 0.25%), 12/25/2030	434,311	427,472
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $117,386,383)		116,959,413

CORPORATE OBLIGATIONS - 13.4%	Par	Value
Basic Materials - 0.4%
Eastman Chemical Co., 3.80%, 03/15/2025	58,000	57,728
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (a)	1,244,000	1,203,039
Mercer International, Inc., 5.50%, 01/15/2026	300,000	300,000
Methanex Corp., 5.13%, 10/15/2027	350,000	340,886
NOVA Chemicals Corp., 5.00%, 05/01/2025 (a)	200,000	199,340
Nutrien Ltd., 3.00%, 04/01/2025	250,000	248,186
Steel Dynamics, Inc., 2.80%, 12/15/2024	450,000	448,703
		2,797,882

Communications - 0.7%
Cox Communications, Inc., 3.85%, 02/01/2025 (a)	690,000	687,595
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	450,000	433,833
Expedia Group, Inc., 6.25%, 05/01/2025 (a)	1,284,000	1,286,092
Juniper Networks, Inc., 1.20%, 12/10/2025	789,000	757,281
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	450,000	442,547
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	400,000	397,248
Verizon Communications, Inc., 3.50%, 11/01/2024	400,000	400,000
		4,404,596

Consumer, Cyclical - 2.4%
AutoNation, Inc.
3.50%, 11/15/2024	903,000	902,330
4.50%, 10/01/2025	1,600,000	1,592,727
AutoZone, Inc., 3.25%, 04/15/2025	600,000	595,582
Carnival Corp., 7.63%, 03/01/2026 (a)	250,000	251,910
Delta Air Lines, Inc., 7.00%, 05/01/2025 (a)	1,170,000	1,179,737
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	700,000	700,000
2.30%, 02/10/2025	1,300,000	1,288,423
General Motors Financial Co., Inc., 2.90%, 02/26/2025	500,000	496,403
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025 (a)	1,240,000	1,225,691
Mattel, Inc., 3.38%, 04/01/2026 (a)	970,000	948,099
Meritage Homes Corp., 5.13%, 06/06/2027	1,500,000	1,501,156
NCL Corp. Ltd., 5.88%, 03/15/2026 (a)	500,000	499,687
PVH Corp., 4.63%, 07/10/2025	1,600,000	1,593,709
Southwest Airlines Co., 5.25%, 05/04/2025	1,100,000	1,101,057
VF Corp., 2.40%, 04/23/2025	1,078,000	1,064,059
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (a)	300,000	297,727
Whirlpool Corp., 3.70%, 05/01/2025	800,000	794,547
		16,032,844

Consumer, Non-cyclical - 1.2%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	1,458,000	1,373,588
Baxter International, Inc., 1.32%, 11/29/2024	700,000	697,877
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	125,000	121,917
Campbell Soup Co., 3.95%, 03/15/2025	500,000	497,903
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	700,000	700,101
Gilead Sciences, Inc., 3.50%, 02/01/2025	300,000	298,922
Global Payments, Inc., 2.65%, 02/15/2025	1,000,000	992,799
HCA, Inc.
5.38%, 02/01/2025	436,000	436,053
5.25%, 04/15/2025	600,000	600,584
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	690,000	687,074
Royalty Pharma PLC, 1.20%, 09/02/2025	655,000	635,331
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	700,000	698,431
		7,740,580

Energy - 2.4%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (a)	31,000	31,103
CITGO Petroleum Corp., 7.00%, 06/15/2025 (a)	300,000	300,573
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	1,160,000	1,094,532
DCP Midstream Operating LP, 5.38%, 07/15/2025	189,000	189,316
Enbridge, Inc., 2.50%, 02/14/2025	700,000	695,224
Energy Transfer LP, 2.90%, 05/15/2025	1,600,000	1,582,015
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,100,000	1,094,332
4.85%, 07/15/2026	600,000	597,901
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027 (a)	511,000	547,799
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	300,000	305,538
Kinder Morgan, Inc., 4.30%, 06/01/2025	640,000	637,681
MPLX LP, 4.88%, 12/01/2024	700,000	699,748
New Fortress Energy, Inc., 6.75%, 09/15/2025 (a)	200,000	199,742
Occidental Petroleum Corp., 3.20%, 08/15/2026	1,450,000	1,395,920
ONEOK Partners LP, 4.90%, 03/15/2025	800,000	799,838
Ovintiv, Inc., 5.65%, 05/15/2025	1,100,000	1,103,841
Phillips 66 Co., 3.61%, 02/15/2025	980,000	975,304
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	700,000	700,000
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	352,000	352,192
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	500,000	504,530
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	301,566
Western Midstream Operating LP
3.10%, 02/01/2025	500,000	496,981
3.95%, 06/01/2025	580,000	576,833
Williams Cos., Inc., 3.90%, 01/15/2025	413,000	411,998
		15,594,507

Financial - 3.1%
Aircastle Ltd., 5.25%, 08/11/2025 (a)	1,450,000	1,449,254
American Tower Corp.
2.95%, 01/15/2025	200,000	199,006
2.40%, 03/15/2025	935,000	926,194
Ares Capital Corp., 3.25%, 07/15/2025	1,600,000	1,578,358
Athene Global Funding, 5.62%, 05/08/2026 (a)	1,300,000	1,312,379
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025 (a)	1,450,000	1,439,405
Bank of America Corp.
4.00%, 01/22/2025	200,000	199,539
3.95%, 04/21/2025	100,000	99,557
Bank of Montreal, 1.50%, 01/10/2025	500,000	496,825
Capital One Financial Corp., 4.20%, 10/29/2025	1,460,000	1,449,467
goeasy Ltd., 4.38%, 05/01/2026 (a)	260,000	259,714
Goldman Sachs Group, Inc.
3.50%, 01/23/2025	400,000	398,714
3.50%, 04/01/2025	100,000	99,478
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	1,600,000	1,545,148
Host Hotels & Resorts LP, 4.00%, 06/15/2025	1,200,000	1,191,343
LPL Holdings, Inc., 5.70%, 05/20/2027	1,450,000	1,472,013
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	250,000	248,357
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027 (a)	250,000	249,330
New York Life Global Funding, 2.00%, 01/22/2025 (a)	744,000	739,225
OneMain Finance Corp., 3.50%, 01/15/2027	400,000	382,032
PennyMac Financial Services, Inc., 5.38%, 10/15/2025 (a)	300,000	298,943
Radian Group, Inc., 4.88%, 03/15/2027	1,600,000	1,588,564
Starwood Property Trust, Inc., 4.38%, 01/15/2027 (a)	300,000	289,421
Truist Bank, 3.63%, 09/16/2025	1,600,000	1,584,414
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	200,000	199,126
5.75%, 06/15/2027 (a)	400,000	393,406
Wells Fargo & Co., 3.00%, 02/19/2025	400,000	397,616
		20,486,828

Industrial - 2.1%
3M Co., 2.65%, 04/15/2025	400,000	396,075
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	480,000	477,450
Arrow Electronics, Inc., 4.00%, 04/01/2025	630,000	627,061
Boeing Co., 4.88%, 05/01/2025	1,600,000	1,596,656
Canadian Pacific Railway Co., 1.35%, 12/02/2024	375,000	373,854
Carrier Global Corp., 2.24%, 02/15/2025	1,105,000	1,096,536
CRH America, Inc., 3.88%, 05/18/2025 (a)	200,000	198,819
GATX Corp.
3.25%, 03/30/2025	300,000	297,586
3.25%, 09/15/2026	800,000	779,048
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (a)	1,200,000	1,191,439
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	300,000	298,815
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (a)	325,000	325,000
3.95%, 03/10/2025 (a)	225,000	224,053
5.75%, 05/24/2026 (a)	440,000	445,200
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	1,451,000	1,435,183
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,450,000	1,355,192
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	1,060,000	1,004,287
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	1,450,000	1,433,142
		13,555,396

Technology - 0.1%
Oracle Corp., 2.50%, 04/01/2025	621,000	614,857

Utilities - 1.0%
AES Corp., 3.30%, 07/15/2025 (a)	1,449,000	1,430,125
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/2025	75,000	74,922
Edison International
3.55%, 11/15/2024	457,000	456,623
4.70%, 08/15/2025	1,450,000	1,446,262
National Fuel Gas Co., 5.50%, 10/01/2026	490,000	495,976
NRG Energy, Inc., 2.00%, 12/02/2025 (a)	1,450,000	1,397,208
Vistra Operations Co. LLC, 5.13%, 05/13/2025 (a)	1,450,000	1,449,952
		6,751,068
TOTAL CORPORATE OBLIGATIONS (Cost $87,858,171)		87,978,558

COLLATERALIZED LOAN OBLIGATIONS - 11.4%	Par	Value
Apidos CLO Ltd., Series 2015-20A, Class A1RA, 6.01% (3 mo. Term SOFR + 1.36%), 07/16/2031 (a)	548,795	547,843
ASSURANT CLO Ltd., Series 2018-2A, Class A, 5.92% (3 mo. Term SOFR + 1.30%), 04/20/2031 (a)	1,678,051	1,676,039
Atlas Senior Loan Fund Ltd.
Series 2021-18A, Class X, 5.74% (3 mo. Term SOFR + 1.11%), 01/18/2035 (a)	333,333	333,328
Series 2022-20A, Class XR, 5.77% (3 mo. Term SOFR + 1.15%), 10/19/2037 (a)	2,000,000	2,000,000
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.95% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	2,170,748	2,170,705
Cerberus Loan Funding LP, Series 2021-3A, Class A, 6.47% (3 mo. Term SOFR + 1.82%), 07/23/2033 (a)	3,500,000	3,506,734
CIFC Funding Ltd., Series 2013-4A, Class A1RR, 5.94% (3 mo. Term SOFR + 1.32%), 04/27/2031 (a)	3,196,610	3,202,073
Clover Credit Partners CLO Ltd., Series 2017-1A, Class B, 6.77% (3 mo. Term SOFR + 2.11%), 10/15/2029 (a)	1,153,916	1,154,570
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 6.01% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	4,068,723	4,074,195
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1R, 6.54% (3 mo. Term SOFR + 1.91%), 10/25/2030 (a)	226,012	226,634
Series 2014-21A, Class AR, 6.36% (3 mo. Term SOFR + 1.73%), 01/25/2031 (a)	303,890	303,352
Greywolf CLO Ltd., Series 2018-1A, Class A2, 6.51% (3 mo. Term SOFR + 1.89%), 04/26/2031 (a)	1,970,000	1,972,551
KKR CLO Trust, Series 21, Class A, 5.92% (3 mo. Term SOFR + 1.26%), 04/15/2031 (a)	3,756,964	3,763,415
Madison Park Funding Ltd.
Series 2017-23A, Class AR, 5.85% (3 mo. Term SOFR + 1.23%), 07/27/2031 (a)	3,914,779	3,921,563
Series 2021-52A, Class X, 5.79% (3 mo. Term SOFR + 1.16%), 01/22/2035 (a)	631,579	631,576
Northwoods Capital Ltd., Series 2018-14BA, Class AR, 6.36% (3 mo. Term SOFR + 1.25%), 11/13/2031 (a)	4,661,756	4,661,617
OCP CLO Ltd., Series 2014-5A, Class A1R, 5.96% (3 mo. Term SOFR + 1.34%), 04/26/2031 (a)	1,948,984	1,952,752
Octagon Investment Partners Ltd., Series 2018-1A, Class A1A, 5.94% (3 mo. Term SOFR + 1.32%), 01/20/2031 (a)	2,208,826	2,213,997
Octagon Loan Funding, Series 2014-1A, Class ARR, 6.54% (3 mo. Term SOFR + 1.44%), 11/18/2031 (a)	6,011,907	6,014,324
Parliament Funding, Series 2020-1A, Class BR, 6.53% (3 mo. Term SOFR + 1.91%), 10/20/2031 (a)	7,900,000	7,916,235
ROMARK CLO LLC, Series 2021-5A, Class X, 5.92% (3 mo. Term SOFR + 1.26%), 01/15/2035 (a)	947,368	947,354
Symphony CLO Ltd., Series 2021-26A, Class AR, 5.96% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	4,479,749	4,486,912
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 6.05% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	1,906,389	1,906,328
TIAA CLO Ltd., Series 2017-2A, Class A, 6.06% (3 mo. Term SOFR + 1.41%), 01/16/2031 (a)	5,859,471	5,868,706
TRESTLES CLO LLC, Series 2020-3A, Class XR, 5.62% (3 mo. Term SOFR + 1.00%), 10/20/2037 (a)	2,000,000	2,000,000
Venture CDO Ltd., Series 2015-22A, Class AR, 6.00% (3 mo. Term SOFR + 1.34%), 01/15/2031 (a)	5,205,169	5,213,081
Voya CLO Ltd.
Series 2014-2A, Class A1RR, 5.93% (3 mo. Term SOFR + 1.28%), 04/17/2030 (a)	137,492	137,287
Series 2022-3A, Class X, 6.22% (3 mo. Term SOFR + 1.60%), 10/20/2036 (a)	785,714	785,694
Woodmont Trust, Series 2019-6A, Class BR, 6.77% (3 mo. Term SOFR + 2.11%), 07/15/2031 (a)	1,000,000	1,004,322
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $74,601,418)		74,593,187

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10.7%	Par	Value
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(d)	880,536	914,501
AMSR Trust, Series 2020-SFR1, Class D, 2.62%, 04/17/2037 (a)	446,000	440,273
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064 (a)(d)	981,451	950,456
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 9.11% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	200,000	208,045
Series 2024-1, Class M1A, 7.01% (30 day avg SOFR US + 2.15%), 08/25/2034 (a)	2,375,000	2,387,160
BRAVO Residential Funding Trust
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060 (a)(d)	1,900,295	1,852,441
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (a)(d)	1,900,295	1,840,228
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(d)	950,147	919,040
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(d)	1,373,570	1,400,234
FIGRE Trust
Series 2024-HE3, Class A, 5.94%, 07/25/2054 (a)(c)	2,801,513	2,804,967
Series 2024-HE4, Class A, 5.06%, 09/25/2054 (a)(c)	1,469,892	1,470,660
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.57%, 10/19/2037 (a)	425,000	410,589
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066 (a)(c)	1,184,010	1,021,220
Series 2023-NQM2, Class A3, 6.60%, 11/25/2067 (a)(d)	391,746	393,125
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 6.46% (30 day avg SOFR US + 1.60%), 08/25/2054 (a)	1,345,246	1,349,783
Home RE Ltd., Series 2023-1, Class M1A, 7.01% (30 day avg SOFR US + 2.15%), 10/25/2033 (a)	1,736,632	1,741,559
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.64% (30 day avg SOFR US + 1.75%), 11/25/2053 (a)	366,904	369,430
JP Morgan Wealth Management, Series 2020-ATR1, Class A4, 3.00%, 02/25/2050 (a)(c)	99,221	98,460
MFRA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/2054 (d)	991,525	993,956
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class A2, 6.41%, 12/25/2068 (a)(d)	4,111,015	4,176,524
Oaktown Re, Series 2021-2, Class M1B, 7.76% (30 day avg SOFR US + 2.90%), 04/25/2034 (a)	2,250,000	2,286,895
Onslow Bay Mortgage Loan Trust, Series 2023-NQM1, Class A3, 6.50%, 11/25/2062 (a)(c)	379,550	384,166
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A1, 4.99%, 02/25/2061 (a)(d)	250,137	246,992
Series 2024-NPL1, Class A1, 7.14%, 01/25/2054 (a)(d)	1,949,724	1,954,737
Series 2024-NPL3, Class A1, 7.52%, 04/27/2054 (a)(d)	2,355,807	2,379,417
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054 (a)(d)	1,980,709	1,979,761
Series 2024-NPL5, Class A1, 5.96%, 09/25/2054 (a)(d)	1,000,000	993,009
PRKCM Trust, Series 2023-AFC1, Class A3, 7.30%, 02/25/2058 (a)(d)	268,051	267,478
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025 (a)(d)	405,108	396,959
Series 2021-3, Class A1, 4.87%, 04/25/2026 (a)(d)	65,493	63,711
Series 2021-7, Class A1, 4.87%, 08/25/2026 (a)(d)	141,118	139,414
Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(d)	949,324	959,852
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(d)	918,114	928,527
Series 2024-3, Class A1, 6.99%, 05/25/2029 (a)(d)	1,808,975	1,821,305
Series 2024-NQM2, Class A1, 6.33%, 06/25/2069 (a)(d)	1,439,862	1,456,895
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(d)	224,629	219,516
Series 2024-RCF4, Class A1, 4.00%, 07/25/2054 (a)(d)	781,913	752,838
Series 2024-RCF5, Class A1, 4.00%, 08/25/2054 (a)(d)	1,805,377	1,761,653
Radnor RE Ltd., Series 2024-1, Class M1A, 6.86% (30 day avg SOFR US + 2.00%), 09/25/2034 (a)	2,668,794	2,675,514
RCKT Mortgage Trust
Series 2024-CES1, Class M1, 6.57%, 02/25/2044 (a)(c)	4,377,000	4,462,833
Series 2024-CES3, Class M1, 6.87%, 05/25/2044 (a)(c)	4,090,000	4,207,162
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(c)	420,952	426,330
SGR Residential Mortgage Trust, Series 2019-3, Class A1, 2.70%, 09/25/2059 (a)(c)	201,568	200,185
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, 1.43%, 05/25/2065 (a)(c)	746,748	695,218
Series 2021-SFR2, Class F, 7.77% (1 mo. Term SOFR + 2.96%), 01/17/2039 (a)	401,400	387,911
Series 2022-SFR3, Class A, 6.45% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)	989,274	990,230
Towd Point Mortgage Trust
Series 2017-2, Class A2, 3.25%, 04/25/2057 (a)(c)	61,595	61,184
Series 2017-5, Class A1, 5.45% (1 mo. Term SOFR + 0.71%), 02/25/2057 (a)	2,728,148	2,772,885
Series 2019-HY3, Class A1A, 5.85% (1 mo. Term SOFR + 1.11%), 10/25/2059 (a)	490,010	495,239
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(c)	1,500,000	1,385,970
Verus Securitization Trust
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(c)	186,249	171,533
Series 2022-8, Class A3, 6.13%, 09/25/2067 (a)(d)	324,095	332,631
Series 2023-1, Class A2, 6.56%, 12/25/2067 (a)(d)	467,399	471,369
Series 2023-2, Class A2, 6.60%, 03/25/2068 (a)(d)	722,743	729,597
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(d)	4,260,983	4,312,515
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(d)	988,141	982,116
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $69,964,247)		70,496,198

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 4.6%	Par	Value
Connecticut Avenue Securities Trust
Series 2023-R03, Class 2M1, 7.36% (30 day avg SOFR US + 2.50%), 04/25/2043 (a)	1,333,592	1,358,626
Series 2024-R02, Class 1M1, 5.96% (30 day avg SOFR US + 1.10%), 02/25/2044 (a)	1,766,576	1,769,890
Series 2024-R03, Class 2M1, 6.01% (30 day avg SOFR US + 1.15%), 03/25/2044 (a)	1,710,137	1,714,416
Series 2024-R05, Class 2M1, 5.86% (30 day avg SOFR US + 1.00%), 07/25/2044 (a)	2,951,793	2,955,483
Series 2024-R06, Class 1M1, 5.91% (30 day avg SOFR US + 1.05%), 09/25/2044 (a)	2,830,778	2,836,088
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046 (c)	61,537	57,357
Series 2022-DNA3, Class M1A, 6.86% (30 day avg SOFR US + 2.00%), 04/25/2042 (a)	248,452	251,639
Series 2022-DNA4, Class M1A, 7.06% (30 day avg SOFR US + 2.20%), 05/25/2042 (a)	537,369	546,448
Series 2022-HQA2, Class M1A, 7.51% (30 day avg SOFR US + 2.65%), 07/25/2042 (a)	3,014,886	3,098,835
Series 2023-DNA1, Class M1A, 6.96% (30 day avg SOFR US + 2.10%), 03/25/2043 (a)	1,512,961	1,532,171
Series 2023-HQA2, Class M1A, 6.86% (30 day avg SOFR US + 2.00%), 06/25/2043 (a)	1,297,709	1,307,075
Series 2024-DNA1, Class M1, 6.21% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	1,387,454	1,404,383
Series 2024-DNA2, Class A1, 6.11% (30 day avg SOFR US + 1.25%), 05/25/2044 (a)	840,866	842,838
Series 2024-DNA2, Class M1, 6.06% (30 day avg SOFR US + 1.20%), 05/25/2044 (a)	1,762,819	1,769,160
Series 2024-DNA3, Class A1, 6.08% (30 day avg SOFR US + 1.05%), 10/25/2044 (a)	750,000	751,642
Series 2024-HQA2, Class M1, 6.06% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	2,369,146	2,374,332
Series K047, Class A2, 3.33%, 05/25/2025 (c)	5,922,898	5,878,234
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $30,416,695)		30,448,617

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%	Par	Value
ACREC Trust, Series 2021-FL1, Class AS, 6.37% (1 mo. Term SOFR + 1.61%), 10/16/2036 (a)	700,000	699,314
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 6.47% (1 mo. Term SOFR + 1.71%), 08/19/2038 (a)	2,000,000	1,987,284
KREF, Series 2021-FL2, Class A, 5.97% (1 mo. Term SOFR + 1.18%), 02/15/2039 (a)	1,423,247	1,417,732
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class C, 6.60% (1 mo. Term SOFR + 1.81%), 07/15/2036 (a)	1,000,000	991,234
Series 2021-FL7, Class AS, 6.32% (1 mo. Term SOFR + 1.56%), 10/16/2036 (a)	3,000,000	2,971,983
Rialto Real Estate Fund LP, Series 2022-FL8, Class A, 7.04% (1 mo. Term SOFR + 2.25%), 01/19/2037 (a)	2,000,000	2,002,982
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.93% (1 mo. Term SOFR + 2.15%), 02/15/2039 (a)	500,000	497,279
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,515,409)		10,567,808

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 0.9%	Par	Value
Federal Home Loan Mortgage Corp.
Series 4776, Class QM, 3.00%, 06/15/2045	21,536	21,513
Series 5149, Class BD, 2.00%, 02/25/2031	123,818	122,494
Federal National Mortgage Association, Pool BM7189, 2.92%, 10/01/2025 (c)	5,506,061	5,436,536
Government National Mortgage Association, Pool 405377, 9.00%, 12/15/2024	138	137
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $5,593,254)		5,580,680

SHORT-TERM INVESTMENTS - 3.4%	Shares
Money Market Funds - 3.4%
First American Government Obligations Fund - Class U, 4.80% (e)	22,130,455	22,130,455
TOTAL SHORT-TERM INVESTMENTS (Cost $22,130,455)		22,130,455

TOTAL INVESTMENTS - 102.4% (Cost $670,363,179)		672,172,864
Liabilities in Excess of Other Assets - (2.4%)		(15,974,667)
TOTAL NET ASSETS - 100.0%		$656,198,197
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2024, the value of these securities total $432,674,775 or 65.9% of the Fund’s net assets.

(b) (c)
Security or a portion of the security purchased on a when-issued or delayed delivery basis.
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(d)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

 Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$253,417,948	$–	$253,417,948
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	116,959,413	–	116,959,413
Corporate Obligations	–	87,978,558	–	87,978,558
Collateralized Loan Obligations	–	74,593,187	–	74,593,187
Residential Mortgage-Backed Securities	–	70,496,198	–	70,496,198
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	30,448,617	–	30,448,617
Commercial Mortgage-Backed Securities	–	10,567,808	–	10,567,808
Residential Mortgage-Backed Securities - U.S. Government Agency	–	5,580,680	–	5,580,680
Short-Term Investments	22,130,455	–	–	22,130,455
Total	$22,130,455	$650,042,409	$–	$672,172,864

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2024, the Fund did not recognize any transfers to or from Level 3.